Real Estate Investments	12 Months Ended
Dec. 31, 2018
Real Estate [Abstract]
REAL ESTATE INVESTMENTS	REAL ESTATE INVESTMENTS

The carrying value of real estate investments is as follows:

	December 31,
	2018	2017
	(in thousands)
Land	$4,536,013	$4,143,513
Buildings, building improvements, land improvements and integral equipment	8,782,321	8,512,334
	13,318,334	12,655,847
Less: Accumulated depreciation	(2,812,205)	(2,633,909)
	$10,506,129	$10,021,938